QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

Perkins Discovery Fund
Schedule of Investments
As of June 30, 2018 - (unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.64%

COMPUTER PROGRAMMING - 3.41%
USA Technologies, Inc.	40,000	$560,000

CONSUMER DISCRETIONARY - 5.39%
Duluth Holdings, Inc.	13,500	321,165
Sportsman Warehouse Holdings, Inc.	50,000	256,000
The Tile Shop Holdings, Inc.	40,000	308,000

		885,165

CONSUMER STAPLES - 1.56%
SUPERVALU, Inc.	12,500	256,500

FOOD & BEVERAGE MANUFACTURING - 2.26%
Craft Brew Alliance, Inc.	18,000	371,700

HEALTH CARE DRUGS/SERVICES - 11.94%
ANI Pharmaceuticals, Inc.	4,000	267,200
Champions Oncology, Inc.	50,000	322,000
Depomed, Inc.	35,000	233,450
NeoGenomics, Inc.	50,000	655,500
Vericel Corp.	50,000	485,000

		1,963,150

HEALTH CARE EQUIPMENT - 1.47%
Viewray Inc.	35,000	242,200

HEALTH CARE MANUFACTURING - 9.75%
AtriCure, Inc.	20,000	541,000
Cardiovascular Systems, Inc.	25,000	808,500
Fluidigm Corp.	42,500	253,300

		1,602,800

HEALTH CARE SUPPLIES - 19.01%
Antares Pharma, Inc.	90,000	232,200
AxoGen Corp.	32,500	1,633,125
BioLife Solutions, Inc.	25,000	285,250
Bovie Medical Corp.	60,000	261,000
CareDx, Inc.	20,000	244,800
Invuity, Inc.	68,000	265,200
IRIDEX Corp.	30,000	203,400

		3,124,975

HEALTH CARE SUPPORT - 10.11%
BioTelemetry, Inc.	15,000	675,000
Natera, Inc.	21,000	395,220
Rockwell Medical, Inc.	50,000	246,500
Veracyte, Inc.	37,000	345,580

		1,662,300

INDUSTRIAL - 1.22%
Capstone Turbine Corp.	140,000	200,200

INFORMATION TECHNOLOGY - 8.77%
Cryoport, Inc.	22,500	355,050
CyberOptics Corp.	15,000	261,000
Perficient, Inc.	10,000	263,700
Quantenna Communications, Inc.	15,000	233,100
The Rubicon Project, Inc.	115,000	327,750

		1,440,600

Perkins Discovery Fund
Schedule of Investments
As of June 30, 2018 - (unaudited)

	Shares	Fair Value
OIL & GAS - 4.56%
Profire Energy Inc.	54,000	182,520
Ring Energy, Inc.	10,000	126,200
SRC Energy, Inc.	40,000	440,800

		749,520

POLLUTION CONTROL EQUIPMENT - 0.45%
LiqTech International, Inc.	100,000	74,460

SOFTWARE SERVICES - 8.74%
Asure Software, Inc.	15,000	239,250
Digital Turbine, Inc.	50,000	75,500
ePlus, Inc.	9,000	846,900
Parateum Corp.	110,000	275,000

		1,436,650

TOTAL COMMON STOCKS - 88.64%		14,570,220

SHORT TERM INVESTMENT - 10.08%
Fidelity Investments Money Market
Government Portfolio Institutional 1.77%**	1,657,257	1,657,257

TOTAL INVESTMENTS - 98.72%		16,227,477
Other assets, net of liabilities - 1.28%		210,935

NET ASSETS - 100.00%		$16,438,412

**Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$14,570,220	$–	$–	$14,570,220
Short Term Investment	1,657,257	–	–	1,657,257

	$16,227,477	$–	$–	$16,227,477

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $10,631,352 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,021,893
Gross unrealized depreciation	(425,768)

Net unrealized appreciation	$5,596,125

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	August 21, 2018

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	August 21, 2018